SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche International Fund

Effective December 1, 2014, the fund will change its name as follows:

Current Name	New Name, Effective December 1, 2014
Deutsche International Fund	Deutsche CROCI® International Fund